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Class P2 Prospectus | UBS International Sustainable Equity Fund
UBS International Sustainable Equity Fund

The UBS Funds

Prospectus Supplement | October 2, 2023

Includes:

•  UBS International Sustainable Equity Fund

Dear Investor,

The purpose of this supplement is to update the information in the Prospectus relating to Class P2 shares, dated October 28, 2022, as supplemented, for UBS International Sustainable Equity Fund (the "Fund"), a series of The UBS Funds, as follows:

Effective October 1, 2023, the Fund's primary benchmark changed from the MSCI All Country World ("ACWI") ex-US Index to the MSCI World ex-US Index.

Therefore, the information under the heading "UBS International Sustainable Equity Fund-Fund Summary" and the sub-heading "Average annual total returns" is deleted in its entirety and replaced with the following:

Average annual total returns (figures reflect sales charges) (for the periods ended December 31, 2021)
Average Annual Returns - Class P2 Prospectus - UBS International Sustainable Equity Fund		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class P2		4.14%	20.34%	Oct. 30, 2020
After Taxes on Distributions | Class P2		1.76%	17.75%
After Taxes on Distributions and Sale of Fund Shares | Class P2		4.22%	15.62%
MSCI ACWI ex-US Index	[1]	7.82%	24.27%
MSCI World ex-US Index	[1]	12.62%	30.00%
[1]	Effective October 1, 2023, the MSCI World ex-US Index replaced the MSCI ACWI ex-US Index as the Fund's benchmark because it more closely aligns with the Fund's investment strategy.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.